Responsibilities and Commitments	12 Months Ended
Dec. 31, 2019
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Responsibilities and Commitments
37    Responsibilities and Commitments

37.1	Insurance cover
The Company contracts different types of insurance policies to protect assets in the event of any accident that might cause significant losses. Policies are also contracted for risks subject to compulsory insurance, either legally or contractually.
The Company and its subsidiaries have civil liability insurance for their operations in Brazil and abroad, with coverage and conditions that management considers appropriate to the risks involved.
To cover substantial damage to assets and loss of earnings of its operations in Brazil and abroad, the Company has insured an amount of US$ 7.8 billion.

37.2	Financial guarantees (Commercial Aviation)
The table below provides quantitative data on the financial guarantees provided by the Company to third parties in the Commercial Aviation business unit (discontinued operations). The maximum potential payments (off balance sheet exposure) represent the worst-case scenario and do not necessarily reflect the results expected by the Company. Estimated proceeds from performance guarantees and underlying assets represent the anticipated values of assets the Company could liquidate or receive from other parties to offset its payments under guarantees.

	12.31.2019	12.31.2018
Maximum financial guarantees	35.9	66.6
Maximum residual value guarantees	204.3	253.1
Mutually exclusive exposure (i)	(12.5)	(26.9)
Provisions and liabilities recorded	(140.3)	(137.0)

Off-balance sheet exposure	87.4	155.8

Estimated proceeds from financial guarantees and underlying assets	86.9	177.6

(i)
When an underlying asset is covered by mutually exclusive financial and residual value guarantees, the residual value guarantee may only be exercised if the financial guarantee has expired without having been exercised. On the other hand, if the financial guarantee is exercised, the residual value guarantee is automatically terminated.

This exposure is reduced by the fact that, to benefit from the guarantee, the counterparty must ensure that the aircraft complies with rigid conditions for its return.